Share Based Payment - Summary of Vesting Period and Options Outstanding (Detail)		1 Months Ended	12 Months Ended
	Jan. 02, 2017 Options	Sep. 30, 2017 yr Options	Dec. 31, 2017 BRL (R$) yr Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr		5
Number of instruments, granted		255,000	3,906,300
Number of instruments, vested or cancellation option			(318,550)
Number of instruments, outstanding			3,587,750
September 29, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Number of instruments, granted			255,000
Number of instruments, outstanding			255,000
Market price on grant date | R$			R$ 8.10
Fair value at grant | R$			R$ 8.10
August 18, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			10
Number of instruments, granted			577,101
Number of instruments, vested			(577,101)
Market price on grant date | R$			R$ 7.32
Fair value at grant | R$			R$ 7.32
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments, granted			13,214,000
Number of instruments, exercisable options			(7,102,000)
Number of instruments, outstanding			6,112,000
Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate %			12.39%
Expected volatility %			31.44%
Number of instruments, granted			4,825,000
Number of instruments, exercisable options			(4,417,000)
Number of instruments, outstanding			408,000
Market price on grant date | R$			R$ 22.80
Exercise price | R$			26.05
Fair value at grant | R$			R$ 6.80
Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate %			12.39%
Expected volatility %			30.32%
Number of instruments, granted			5,000,000
Number of instruments, exercisable options			(2,000,000)
Number of instruments, outstanding			3,000,000
Market price on grant date | R$			R$ 22.80
Exercise price | R$			26.05
Fair value at grant | R$			R$ 8.15
Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate %			8.78%
Expected volatility %			31.44%
Number of instruments, granted			700,000
Number of instruments, exercisable options			(420,000)
Number of instruments, outstanding			280,000
Market price on grant date | R$			R$ 38.89
Exercise price | R$			47.32
Fair value at grant | R$			R$ 10.10
Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate %			13.35%
Expected volatility %			27.33%
Number of instruments, granted			970,000
Number of instruments, exercisable options			(110,000)
Number of instruments, outstanding			860,000
Market price on grant date | R$			R$ 45.22
Exercise price | R$			54.00
Fair value at grant | R$			R$ 17.95
Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate %			12.43%
Expected volatility %			29.85%
Number of instruments, granted			960,000
Number of instruments, exercisable options			(70,000)
Number of instruments, outstanding			890,000
Market price on grant date | R$			R$ 39.02
Exercise price | R$			43.74
Fair value at grant | R$			R$ 15.67
Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate %			14.18%
Expected volatility %			33.09%
Number of instruments, granted			759,000
Number of instruments, exercisable options			(85,000)
Number of instruments, outstanding			674,000
Market price on grant date | R$			R$ 19.96
Exercise price | R$			18.90
Fair value at grant | R$			R$ 7.67
Cosan S A Industria E Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments, granted			572,107
Number of instruments, vested or cancellation option			(58,100)
Number of instruments, outstanding			514,007
Cosan S A Industria E Comercio [member] | April 27, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Interest rate %			15.00%
Expected volatility %			32.75%
Number of instruments, granted			274,000
Number of instruments, vested or cancellation option			(30,000)
Number of instruments, outstanding			244,000
Market price on grant date | R$			R$ 32.11
Fair value at grant | R$			R$ 32.11
Cosan S A Industria E Comercio [member] | July 31, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Interest rate %			15.00%
Expected volatility %			33.70%
Number of instruments, granted			298,107
Number of instruments, vested or cancellation option			(28,100)
Number of instruments, outstanding			270,007
Market price on grant date | R$			R$ 36.06
Fair value at grant | R$			R$ 36.06
Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments, granted			159,080
Number of instruments, outstanding			159,080
Companhia de Gas de Sao Paulo - COMGAS [member] | April 20, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Interest rate %			12.16%
Expected volatility %			27.20%
Number of instruments, granted			61,300
Number of instruments, outstanding			61,300
Market price on grant date | R$			R$ 47.80
Fair value at grant | R$			R$ 37.29
Companhia de Gas de Sao Paulo - COMGAS [member] | December 08, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Interest rate %			10.09%
Expected volatility %			30.00%
Number of instruments, granted			97,780
Number of instruments, outstanding			97,780
Market price on grant date | R$			R$ 54.25
Fair value at grant | R$			R$ 36.37
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Market price on grant date | R$			R$ 6.30
Rumo S.A. [member] | Two thousand and fifteen plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Number of instruments, granted			1,522,220
Number of instruments, vested or cancellation option			(161,620)
Number of instruments, outstanding			1,360,600
Market price on grant date | R$			R$ 6.10
Fair value at grant | R$			R$ 6.10
Rumo S.A. [member] | 2016 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Number of instruments, granted	1,522,220		1,513,180
Number of instruments, vested or cancellation option			(152,880)
Number of instruments, outstanding			1,360,300
Market price on grant date | R$			R$ 6.10
Fair value at grant | R$			R$ 6.10
Rumo S.A. [member] | 2017 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Number of instruments, granted			870,900
Number of instruments, vested or cancellation option			(4,050)
Number of instruments, outstanding			866,850
Market price on grant date | R$			R$ 10.42
Fair value at grant | R$			R$ 10.42
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			1
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			1
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			1
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			5
Top of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			7
Top of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			12
Top of range [member] | Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			7
Top of range [member] | Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			7
Top of range [member] | Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			7
Top of range [member] | Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr			7